Intangible assets - Balance and changes in intangible assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 1,908,330		R$ 2,553,917	R$ 1,918,349
Intangible assets, additions		755,829		959,917	1,053,577
Intangible assets, amortization		(329,312)		(232,037)	(204,656)
Intangible assets, transfer		24,157	[1]	10,176	1,086	[2]
Intangible assets, write-offs and disposals		(419,639)		(1,423,393)	(300,669)
Intangible assets, Translation adjustment		(1,433)		108	(3,344)
Intangible assets, Acquisition of subsidiaries		1,378,546	[3]	39,642	89,574
Intangible assets, ending balance		3,316,478		1,908,330	2,553,917
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		3,059,991		3,511,000	2,744,377
Intangible assets, additions		755,829		959,917	1,053,577
Intangible assets, amortization		0		0	0
Intangible assets, transfer		30,200	[1]	(22,726)	1,086	[2]
Intangible assets, write-offs and disposals		(458,675)		(1,427,950)	(380,392)
Intangible assets, Translation adjustment		(1,814)		108	(3,344)
Intangible assets, Acquisition of subsidiaries		1,486,296	[3]	39,642	95,696
Intangible assets, ending balance		4,871,827		3,059,991	3,511,000
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		982,359		943,125	917,775
Intangible assets, additions		0		0	0
Intangible assets, amortization		0		0	0
Intangible assets, transfer		0	[1]	(115)	0	[2]
Intangible assets, write-offs and disposals		(51,100)		0	0
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		436,187	[3]	39,349	25,350
Intangible assets, ending balance		R$ 1,367,446		R$ 982,359	R$ 943,125
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		5 years		5 years	5 years
Intangible assets, beginning		R$ 1,707,645		R$ 1,503,601	R$ 1,299,088
Intangible assets, additions		330,898		226,098	273,310
Intangible assets, amortization		0		0	0
Intangible assets, transfer		13,486	[1]	(18,475)	1,086	[2]
Intangible assets, write-offs and disposals		(34,494)		(3,969)	(79,909)
Intangible assets, Translation adjustment		(1,604)		108	0
Intangible assets, Acquisition of subsidiaries		146,530	[3]	282	10,026
Intangible assets, ending balance		R$ 2,162,461		1,707,645	R$ 1,503,601
Cost [member] | Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		12 years
Intangible assets, beginning		R$ 0
Intangible assets, additions		0
Intangible assets, amortization		0
Intangible assets, transfer		0
Intangible assets, write-offs and disposals		0
Intangible assets, Translation adjustment		(210)
Intangible assets, Acquisition of subsidiaries	[3]	838,359
Intangible assets, ending balance		R$ 838,149		R$ 0
Cost [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		13 years		14 years	15 years
Intangible assets, beginning		R$ 176,687		R$ 155,174	R$ 114,593
Intangible assets, additions		40,932		20,101	1,357
Intangible assets, amortization		0		0	0
Intangible assets, transfer		8,918	[1]	1,412	0	[2]
Intangible assets, write-offs and disposals		0		0	0
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		29,092	[3]	0	39,224
Intangible assets, ending balance		255,629		176,687	155,174
Cost [member] | Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		61,366		62,303	65,647
Intangible assets, additions		0		0	0
Intangible assets, amortization		0		0	0
Intangible assets, transfer		0	[1]	(948)	0	[2]
Intangible assets, write-offs and disposals		(11)		0	0
Intangible assets, Translation adjustment		0		0	(3,344)
Intangible assets, Acquisition of subsidiaries		0	[3]	11	0
Intangible assets, ending balance		R$ 61,355		R$ 61,366	R$ 62,303
Cost [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		30 years		30 years	30 years
Intangible assets, beginning		R$ 121,001		R$ 120,960	R$ 114,792
Intangible assets, additions		28		41	25
Intangible assets, amortization		0		0	0
Intangible assets, transfer		9,868	[1]	0	0	[2]
Intangible assets, write-offs and disposals		0		0	0
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		0	[3]	0	6,143
Intangible assets, ending balance		130,897		121,001	R$ 120,960
Cost [member] | Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		0
Intangible assets, additions		13,409
Intangible assets, amortization		0
Intangible assets, transfer		(6,223)
Intangible assets, write-offs and disposals		(2,204)
Intangible assets, Translation adjustment		0
Intangible assets, Acquisition of subsidiaries	[3]	34,438
Intangible assets, ending balance		R$ 39,420		R$ 0
Cost [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		3 years		3 years	3 years
Intangible assets, beginning		R$ 10,611		R$ 15,127	R$ 177
Intangible assets, additions		61		224	0
Intangible assets, amortization		0		0	0
Intangible assets, transfer		4,151	[1]	(4,211)	0	[2]
Intangible assets, write-offs and disposals		(43)		(529)	(3)
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		1,690	[3]	0	14,953
Intangible assets, ending balance		16,470		10,611	15,127
Cost [member] | Decarbonization credits (CBIO) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		322		710,710	232,305
Intangible assets, additions		370,501		713,453	778,885
Intangible assets, amortization		0		0	0
Intangible assets, transfer		0	[1]	(389)	0	[2]
Intangible assets, write-offs and disposals		(370,823)		(1,423,452)	(300,480)
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		0	[3]	0	0
Intangible assets, ending balance		0		322	710,710
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(1,151,661)		(957,083)	(826,028)
Intangible assets, additions		0		0	0
Intangible assets, amortization		(329,312)		(232,037)	(204,656)
Intangible assets, transfer		(6,043)	[1]	32,902	0	[2]
Intangible assets, write-offs and disposals		39,036		4,557	79,723
Intangible assets, Translation adjustment		381		0	0
Intangible assets, Acquisition of subsidiaries		(107,750)	[3]	0	(6,122)
Intangible assets, ending balance		(1,555,349)		(1,151,661)	(957,083)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(1,013,618)		(826,773)	(708,659)
Intangible assets, additions		0		0	0
Intangible assets, amortization		(253,814)		(222,487)	(192,976)
Intangible assets, transfer		(1,081)	[1]	32,886	0	[2]
Intangible assets, write-offs and disposals		33,680		2,756	79,720
Intangible assets, Translation adjustment		252		0	0
Intangible assets, Acquisition of subsidiaries		(103,233)	[3]	0	(4,858)
Intangible assets, ending balance		(1,337,814)		(1,013,618)	(826,773)
Accumulated amortization [member] | Customer contracts [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		0
Intangible assets, additions		0
Intangible assets, amortization		(48,553)
Intangible assets, transfer		0
Intangible assets, write-offs and disposals		0
Intangible assets, Translation adjustment		129
Intangible assets, Acquisition of subsidiaries	[3]	(4,517)
Intangible assets, ending balance		(52,941)		0
Accumulated amortization [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(110,819)		(106,145)	(102,037)
Intangible assets, additions		0		0	0
Intangible assets, amortization		(10,711)		(4,860)	(2,956)
Intangible assets, transfer		0	[1]	16	0	[2]
Intangible assets, write-offs and disposals		0		170	0
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		0	[3]	0	(1,152)
Intangible assets, ending balance		(121,530)		(110,819)	(106,145)
Accumulated amortization [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(22,997)		(18,931)	(14,930)
Intangible assets, additions		0		0	0
Intangible assets, amortization		(7,819)		(4,389)	(3,889)
Intangible assets, transfer		(9,703)	[1]	0	0	[2]
Intangible assets, write-offs and disposals		3,084		323	0
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		0	[3]	0	(112)
Intangible assets, ending balance		(37,435)		(22,997)	(18,931)
Accumulated amortization [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(4,227)		(5,234)	(402)
Intangible assets, additions		0		0	0
Intangible assets, amortization		(8,415)		(301)	(4,835)
Intangible assets, transfer		4,741	[1]	0	0	[2]
Intangible assets, write-offs and disposals		2,272		1,308	3
Intangible assets, Translation adjustment		0		0	0
Intangible assets, Acquisition of subsidiaries		0	[3]	0	0
Intangible assets, ending balance		R$ (5,629)		R$ (4,227)	R$ (5,234)

[1]	Refers to R$ 24,157 received in transfer from property, plant and equipment.
[2]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[3]	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).